Pension and Postretirement Benefit Plans and Defined Contribution Plans - Plan Assets (Details) - USD ($) $ in Millions		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	$ 12,556		$ 11,633		$ 12,706
Assets Measured at NAV	[2]	2,615		2,636
U.S. Qualified Pension Plans [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	4,049		3,801
U.S. Qualified Pension Plans [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	5,891		5,193
U.S. Qualified Pension Plans [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	1		3
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		672		417
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	92		81
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	580		336
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		3,970		3,720
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,062		951
Assets Measured at NAV	[2]	290		262
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	3,943		3,717
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	27		2
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	772		689
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 3 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	0		1
U.S. Qualified Pension Plans [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		3,232		2,866
U.S. Qualified Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	14		3
U.S. Qualified Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	3,217		2,861
U.S. Qualified Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	1		2
U.S. Qualified Pension Plans [Member] | Government and Agency Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,060		989
U.S. Qualified Pension Plans [Member] | Government and Agency Obligations [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	1,060		989
U.S. Qualified Pension Plans [Member] | Government and Agency Obligations [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	0
U.S. Qualified Pension Plans [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		92		222
Assets Measured at NAV	[2]	92		165
U.S. Qualified Pension Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	0		57
U.S. Qualified Pension Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	0		0
U.S. Qualified Pension Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	1,093		1,120
Assets Measured at NAV	[2],[4]	1,093		1,120
U.S. Qualified Pension Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[4]	0		0
U.S. Qualified Pension Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		235		259
U.S. Qualified Pension Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	0
U.S. Qualified Pension Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	235		259
U.S. Qualified Pension Plans [Member] | Other Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	1,140		1,089
Assets Measured at NAV	[2],[5]	1,140		1,089
U.S. Qualified Pension Plans [Member] | Other Commingled Funds [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[5]	0		0
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[6]	7,683		7,959		8,588
Assets Measured at NAV	[2]	2,346		2,155
International Pension Plans [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	201		1,222
International Pension Plans [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	4,558		3,965
International Pension Plans [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	578		618
International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		439		207
International Pension Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	38		14
International Pension Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	401		193
International Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		174		901
International Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,490		2,218
Assets Measured at NAV	[2]	1,224		1,348
International Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	163		816
International Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 1 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]			16
International Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	11		85
International Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	1,265		854
International Pension Plans [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		489		653
Assets Measured at NAV	[2]	15		12
International Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]			171
International Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	474		469
International Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	0		0
International Pension Plans [Member] | Government and Agency Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		853		1,224
Assets Measured at NAV	[2]	67		67
International Pension Plans [Member] | Government and Agency Obligations [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]			109
International Pension Plans [Member] | Government and Agency Obligations [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	786		1,048
International Pension Plans [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,750		1,216
Assets Measured at NAV	[2]	576		260
International Pension Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]			37
International Pension Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	1,174		919
International Pension Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4]	32		40
Assets Measured at NAV	[2],[4]	32		33
International Pension Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[4]			0
International Pension Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[4]	0		6
International Pension Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[4]	0		0
International Pension Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		272		257
Assets Measured at NAV	[2]	1		17
International Pension Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3]	17		21
International Pension Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		254	[3]	219	[3],[7]	254	[7]
International Pension Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5]	1,185		1,245
Assets Measured at NAV	[2],[5]	431		418
International Pension Plans [Member] | Other [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[5]			59
International Pension Plans [Member] | Other [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[5]	430		370
International Pension Plans [Member] | Other [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		324	[3],[5]	398	[3],[5],[7]	395	[7]
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[9]	458	[8]	622	[8]	$ 762
Assets Measured at NAV	[2],[8]			45
Postretirement Plans [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[8]	0		64
Postretirement Plans [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[8]	458		514
Postretirement Plans [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[8]	0		0
Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[8]	0		6
Postretirement Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[8]	0		6
Postretirement Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[8]	0		64
Postretirement Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[8]	0		16
Assets Measured at NAV	[2],[8]			4
Postretirement Plans [Member] | Equity Securities [Member] | Fair value inputs Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[8]	0		64
Postretirement Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[8]	0		12
Postretirement Plans [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[8]	0		49
Postretirement Plans [Member] | Corporate debt [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[8]	0		49
Postretirement Plans [Member] | Government and Agency Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[8]	0		17
Postretirement Plans [Member] | Government and Agency Obligations [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[8]	0		17
Postretirement Plans [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[8]	0		4
Assets Measured at NAV	[2],[8]			3
Postretirement Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[8]	0		1
Postretirement Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[4],[8]	0		19
Assets Measured at NAV	[2],[4],[8]			19
Postretirement Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[4],[8]	0		0
Postretirement Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[4],[8]	0		0
Postretirement Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[8]	458		429
Postretirement Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[8]	458		429
Postretirement Plans [Member] | Other Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[5],[8]	0		19
Assets Measured at NAV	[2],[5],[8]			19
Postretirement Plans [Member] | Other Commingled Funds [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[3],[5],[8]	$ 0		$ 0

[1]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the actual return on assets, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2016.
[2]	In accordance with the provisions of a new accounting standard we adopted on January 1, 2016, described below, certain investments that are measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The NAV amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets. As a result, a reclassification has been made to the prior year’s plan asset classification table to conform to the current year’s presentation.
[3]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).
[4]	Primarily includes investments in private equity, private debt, public equity limited partnerships, and, to a lesser extent, real estate and venture capital.
[5]	Primarily includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.
[6]	The unfavorable change in the international plans’ funded status was primarily due to plan losses related to a decrease in the discount rate (reflecting lower interest rates), partially offset by an increase in the actual return on plan assets.
[7]	We adopted a new accounting standard as of January 1, 2016 whereby certain investments in 2016 and 2015 that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified as Level 1, 2 or 3 in the above fair value hierarchy table, but are included in the total. As a result, a reclassification has been made to the prior year's plan asset classification table to conform to the current year's presentation.
[8]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.
[9]	The favorable change in the funded status of our postretirement plans was primarily due to plan amendments for certain U.S. and Puerto Rico postretirement plans. The U.S. plan change applied a fixed cap on costs for certain groups within the plan. The Puerto Rico plan change includes: (i) a cap on costs for certain groups within the plan, and (ii) the adoption of the EGWP. The changes resulted in reductions to the plan liabilities of $82 million for the U.S. postretirement plan and $95 million for the Puerto Rico postretirement plan.